UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22588

BPV Family of Funds

(Exact name of registrant as specified in charter)

9202 South Northshore Drive, Suite 300

Knoxville, TN 37922

(Address of principal executive offices) (Zip code)

Reed Keller

9202 South Northshore Drive, Suite 300

Knoxville, TN 37922

(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s telephone number, including area code: 855-784-2399

Date of fiscal year end: March 31

Date of reporting period: March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 - Reports to Stockholders

BPV Family of Funds	President’s Letter
March 31, 2013 (Unaudited)

Dear Shareholder:

We are pleased to present you with the Annual Report for the BPV Family of Funds for the fiscal year ended March 31, 2013.

The BPV Family of Funds adheres to disciplined principles of investment and risk management. These principles include: (i) “real diversification” with preference for low or negative historical correlation among asset class investments, (ii) active portfolio management with asset allocation decisions and option trades framed by macroeconomic and geopolitical factors, and (iii) structured hedging to mitigate portfolio risk and enhance portfolio income. These “Liquid Alternative” characteristics of BPV Funds distinguish them from traditional, long-only equity and fixed income mutual funds. In short, we believe that the best and safest path to economic security for most people will be achieved by focusing on current goals we have for our funds: achieving relatively stable year-over-year returns, seeking to avoid large losses in market downturns and protecting against the erosive effects of future inflation.

Set forth below is commentary from George Hashbarger, Jr. and Miranda Davis, portfolio managers of the BPV Funds, describing the market overview and fund performance for the fiscal year the Funds recently completed, as well as our outlook for the near future.

We appreciate the trust you have placed in BPV Funds by investing with us.

Sincerely,

Reed A. Keller

Trust President and Funds Managing Partner

The statements and opinions expressed are those of the of the Trust President and Funds Managing Partner and are as of the date of this report.

Diversification does not eliminate the risk of experiencing investment losses.

Past performance is no guarantee of future results.

Annual | March 31, 2013	1

BPV Family of Funds	Portfolio Management Commentary
March 31, 2013 (Unaudited)

Dear Shareholder:

The commentary below describes market conditions the BPV Core Diversification Fund and the BPV Wealth Preservation Fund faced over the past year and how the Funds performed under those conditions.

Market Overview

Over the past year, we have seen the volatile European markets stabilize as a result of the swift actions taken by various global central banks, calming fears of an overall collapse of the European financial system. Investors saw equity markets rally after Mario Draghi, head of the European Central Bank, vowed to do “whatever it takes” to stabilize financial markets and preserve the euro. Furthermore, the Federal Reserve (Fed) committed to the continued easing of monetary policy in the United States, contributing to big gains in the equity markets from their lows last summer. The theme of the past year could certainly be “Don’t fight the Fed,” or any of the global central banks for that matter. Investors have fully embraced this attitude with an almost blind faith in the ability of central banks to effectively implement policies that will rescue world economies. This environment has led to a rally in risk assets and contributed to the current environment of low expected rates of return across many asset classes.

There is still great uncertainty in the marketplace, which largely centers on world governments determining fiscal and monetary policy. As economic data continues to come in weak, many questions remain regarding how countries will resolve the tug between necessary austerity measures and continued economic stimulus.

We believe that it is vitally important to practice risk management, especially in such an uncertain environment. It is impossible to predict when a headline will hit that sends volatility spiking and equity markets crashing, and this often occurs when investors least expect it. We strive to manage our strategies in a way that accomplishes a favorable risk/return balance.

Performance of the BPV Core Diversification Fund

For the twelve months that ended March 31, 2013, the BPV Core Diversification Fund returned 3.46%, while the S&P 500 Index gained 13.96% during the same period.

The S&P 500 Index was down two of the last four quarters immediately preceding March 31, 2013, with large gains in the other two quarters offsetting these losses. The return for that twelve month period was largely generated by strong performance in the first quarter of 2013, when the S&P 500 Index gained 10.61%. This disparity demonstrates the volatility of the equity markets, and justifies the Core Diversification Fund’s approach of owning a diversified basket of non-correlated assets. Accordingly, throughout the year, we made tactical shifts between and within asset classes in order to attempt to allow the portfolio to benefit from accelerating global growth, while also maintaining non-correlated positions to mitigate loss in the event of an equity correction. In addition to providing non-correlation, our fixed income position contributed to a positive return for the year. We were underweighted in commodities for the entire year, which limited our exposure to declines in commodities markets.

We strive to hold assets that are non-correlated and negatively correlated to equities, and continually monitor correlations among asset classes to help us achieve this goal.

2	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Portfolio Management Commentary
March 31, 2013 (Unaudited)

Performance of the BPV Wealth Preservation Fund

For the twelve months that ended March 31, 2013, the BPV Wealth Preservation Fund returned 2.86%, while the S&P 500® Index gained 13.96% during the same period.

Volatility, as measured by the Chicago Board Options Exchange Volatility Index (the “VIX”), spiked last summer before retreating to historic lows. In general, rates of return for trades in the strategy are more attractive during higher levels of volatility. We continued to invest in new positions on market dips and to ladder our expirations and strikes to capture time value in the options. At the end of the period, we held a considerable cash position, which allowed us the flexibility to search for more advantageous investment opportunities.

Outlook

Many uncertainties remain for 2013, but we believe our portfolios are positioned to weather the storms on the horizon while benefiting from upside moves in the financial markets. We believe our fundamental principles of risk management and diversification through non-correlation of assets will continue to serve investors well, regardless of the circumstances that arise in the future.

In summary, both of our Funds are performing favorably and we believe that investors are well positioned for the coming year. Thank you for your investment in the BPV Funds and your faith in our team.

Sincerely,

George Hashbarger, Jr.

Portfolio Manager

Miranda Davis

Portfolio Manager

The statements and opinions expressed are those of the of the Funds Portfolio Managers and are as of the date of this report.

S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

Chicago Board Options Exchange Volatility Index is a key measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices. Since its introduction in 1993, VIX has been considered by many to be the world’s premier barometer of investor sentiment and market volatility.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Past performance is no guarantee of future results.

Annual | March 31, 2013	3

BPV Core Diversification Fund	Performance Update
March 31, 2013 (Unaudited)

Performance for the year ended March 31, 2013

	1 Month	3 Month	1 Year	Since Inception *	Total Expense Ratio**
BPV Core Diversification Fund, Institutional Shares	1.52%	2.79%	3.46%	5.09%	3.53%
BPV Core Diversification Fund, Advisor Shares	1.43%	2.60%	–	2.60%	4.18%
S&P 500® Index	3.75%	10.61%	13.96%	26.45%
10+ Year Treasury Index	-0.10%	-2.37%	7.18%	1.66%
DJUBS Commodity Index	0.68%	-1.13%	-3.03%	-1.33%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. The fund imposes a 1.00% redemption fee on shares held for less than 60 days. Performance data does not reflect the redemption fee that, if reflected, would reduce the performance quoted. For the most current month-end performance data please call 855.784.2399.

S&P 500® Index - The S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

10+ Year Treasury Index - The 10+ Year Treasury Index is represented by the Bank of America Merrill Lynch 10+ Year Treasury Index; a subset of the Bank of America Merrill Lynch Treasury Master Index. The index measures the total return performance of U.S. Treasury bonds with an outstanding par that is greater than or equal to $25 million.

DJ-UBS Commodity Index - A broadly diversified index that allows investors to track commodity futures through a single, simple measure. The index is designed to minimize concentration in any one commodity or sector.

An investor may not invest directly in an index.

* Institutional Shares inception: 10/5/11; Advisor Shares inception: 12/31/12.

** The Fund has a 1% expense ratio cap for all fees except those generated by underlying securities.

The Expense Ratio represents the operating costs borne by the fund, expressed as a percentage of the fund’s average net assets, as shown in the Fee Table in the fund’s prospectus (under “Total Annual Fund Operating Expenses”).

Growth of $10,000 Chart (10/5/11 through 3/31/13)

The chart represents historical performance of a hypothetical investment of $10,000 in the Institutional Shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Allocation^	% of Net Assets
Equities/Global	38.96%
Fixed Income/Treasuries	39.33%
Alternatives/Commodities	17.88%
Written Options	-0.04%
Short Term and Other Assets in Excess of Liabilities	3.87%

^Holdings are subject to change.

4	855-784-2399 | www.bpvfunds.com

BPV Wealth Preservation Fund	Performance Update
March 31, 2013 (Unaudited)

Performance for the year ended March 31, 2013

	1 Month	3 Month	1 Year	Since Inception*	Total Expense Ratio**
BPV Wealth Preservation Fund, Institutional Shares	0.29%	1.07%	2.86%	3.16%	5.52%
BPV Wealth Preservation Fund, Advisor Shares	0.19%	0.88%	–	0.88%	6.17%
US Treasury 1-3 Year Index	0.01%	0.11%	0.63%	0.49%
Barclays Capital U.S. Aggregate Bond Index	0.08%	-0.12%	3.77%	3.59%
S&P 500® Index	3.75%	10.61%	13.96%	26.45%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. The fund imposes a 1.00% redemption fee on shares held for less than 60 days. Performance data does not reflect the redemption fee that, if reflected, would reduce the performance quoted. For the most current month-end performance data please call 855.784.2399.

US Treasury 1-3 Year Index - The US Treasury 1-3 Year Index is represented by the Bank of America Merrill Lynch 1-3 Year Treasury Index; an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. They are produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

S&P 500® Index - The S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

An investor may not invest directly in an index.

* Institutional Shares inception: 10/5/11; Advisor Shares inception: 12/31/12.

** The Fund has a 1% expense ratio cap for all fees except those generated by underlying securities.

The Expense Ratio represents the operating costs borne by the fund, expressed as a percentage of the fund’s average net assets, as shown in the Fee Table in the fund’s prospectus (under “Total Annual Fund Operating Expenses”).

Growth of $10,000 Chart (10/5/11 through 3/31/13)

The chart represents historical performance of a hypothetical investment of $10,000 in the Institutional Shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Allocation^	% of Net Assets
Equities/Global	59.82%
Written Options	-6.79%
Short Term and Other Assets in Excess of Liabilities	46.97%

^Holdings are subject to change.

Annual | March 31, 2013	5

BPV Family of Funds	Disclosure of Fund Expenses
March 31, 2013 (Unaudited)

As a shareholder of the BPV Family of Funds (the “Funds”), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2012 and held until March 31, 2013.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Disclosure of Fund Expenses
March 31, 2013 (Unaudited)

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Net Expense Ratio(a)	Expense Paid During Period 10/1/12 - 3/31/13(b)
BPV Core Diversification Fund
Institutional Shares
Actual Fund Return	$ 1,000.00	$ 1,018.90	1.00%	$ 5.03
Hypothetical Fund Return
(5% return before expenses)	$ 1,000.00	$ 1,019.95	1.00%	$ 5.04
Advisor Shares(c)
Actual Fund Return	$ 1,000.00	$ 1,026.00	1.65%	$ 4.12
Hypothetical Fund Return
(5% return before expenses)	$ 1,000.00	$ 1,016.70	1.65%	$ 8.30
BPV Wealth Preservation Fund
Institutional Shares
Actual Fund Return	$ 1,000.00	$ 1,015.60	1.00%	$ 5.03
Hypothetical Fund Return
(5% return before expenses)	$ 1,000.00	$ 1,019.95	1.00%	$ 5.04
Advisor Shares(c)
Actual Fund Return	$ 1,000.00	$ 1,008.80	1.65%	$ 4.09
Hypothetical Fund Return
(5% return before expenses)	$ 1,000.00	$ 1,016.70	1.65%	$ 8.30

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 365.

(c)	The Advisor shares commenced operations on January 2, 2013.

Annual | March 31, 2013	7

BPV Core Diversification Fund	Portfolio of Investments
March 31, 2013

			Shares	Value

EXCHANGE TRADED FUNDS - 95.53%
Common Equity - 38.96%			99,800	$4,269,444
iShares® MSCI Emerging Markets Index Fund
SPDR® S&P 500® ETF Trust			202,555	31,709,985

Total Common Equity				35,979,429

Corporate Bonds - 4.81%
iShares® iBoxx Investment Grade Corporate Bond Fund			37,030	4,439,897

Other and Alternative Assets - 17.88%
PowerShares® DB Agriculture Fund(a)			123,905	3,207,900
PowerShares® DB Base Metals Fund(a)			167,420	2,936,547
SPDR® Gold Shares(a)			20,765	3,207,154
United States Natural Gas Fund LP(a)			178,920	3,914,770
United States Oil Fund LP(a)(b)			93,535	3,251,277

Total Other and Alternative Assets				16,517,648

U.S. Government & Agency Obligations - 33.88%
iShares® Barclays 20+ Year Treasury Bond Fund			151,915	17,889,510
iShares® Barclays 7-10 Year Treasury Bond Fund			83,365	8,948,399
iShares® Barclays TIPS Bond Fund			36,675	4,446,844

Total U.S. Government & Agency Obligations				31,284,753

TOTAL EXCHANGE TRADED FUNDS (Cost $84,483,575)				88,221,727

PURCHASED OPTIONS - 0.64%	Expiration Date	Exercise Price	Contracts	Value

Put Options Purchased
iShares® Barclays 20+ Year Treasury Bond Fund	01/2014	$110.00	1,520	528,200
United States Oil Fund LP	09/2013	32.00	650	57,525

Total Put Options Purchased (Cost $977,530)				585,725

TOTAL PURCHASED OPTIONS (Cost $977,530)				585,725

  See Notes to Financial Statements.

8	855-784-2399 | www.bpvfunds.com

BPV Core Diversification Fund	Portfolio of Investments
March 31, 2013

	7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS - 3.75%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class	0.00004%	3,466,587	$3,466,587

TOTAL SHORT TERM INVESTMENTS (Cost $ 3,466,587)			3,466,587

Total Investments - 99.92% (Cost $ 88,927,692)			92,274,039

Other Assets in Excess of Liabilities - 0.08%			75,100

Net Assets - 100.00%			$ 92,349,139

(a)	Non-income producing security.
(b)	Security, or portion of security, is being held as collateral for written options contracts.

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Call Options
United States Oil Fund LP	04/2013	$35.50	(650)	$ (16,575)

Total Written Call Options (Premiums received $73,499)				(16,575)

Written Put Options
United States Oil Fund LP	09/2013	28.00	(650)	(15,925)

Total Written Put Options (Premiums received $71,610)				(15,925)

TOTAL WRITTEN OPTIONS (Premiums received $145,109)				$ (32,500)

Investment Abbreviations:

DB - Deutsche Bank

ETF - Exchange Trade Fund

LP - Limited Partnership

MSCI - Morgan Stanley Capital International

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

TIPS - Treasury Inflation Protected Securities

See Notes to Financial Statements.
Annual | March 31, 2013	9

BPV Wealth Preservation Fund	Portfolio of Investments
March 31, 2013

		Shares	Value

EXCHANGE TRADED FUNDS - 59.82%
Common Equity - 59.82%
SPDR® S&P 500® ETF Trust(a)		114,000	$17,846,700

TOTAL EXCHANGE TRADED FUNDS (Cost $15,411,689)			17,846,700

	7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS - 39.28%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class	0.00004%	11,720,321	11,720,321

TOTAL SHORT TERM INVESTMENTS (Cost $ 11,720,321)			11,720,321

Total Investments - 99.10% (Cost $ 27,132,010)			29,567,021

Other Assets in Excess of Liabilities - 0.90%			268,638(b)

Net Assets - 100.00%			$29,835,659

(a)	Security, or portion of security, is being held as collateral for written options contracts.
(b)	Includes cash which is being held as collateral for written options contracts.

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Call Options
SPDR® S&P 500® ETF Trust:
	06/2013	$140.00	(495)	$ (863,528)
	06/2013	141.00	(490)	(809,235)
	09/2013	135.00	(155)	(353,787)
Total Written Call Options (Premiums received $ 1,809,932)				(2,026,550)

TOTAL WRITTEN OPTIONS (Premiums received $ 1,809,932)				$ (2,026,550)

Investment Abbreviations:

ETF - Exchange Trade Fund

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

See Notes to Financial Statements.
10	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Statements of Assets and Liabilities
March 31, 2013

	BPV Core Diversification Fund	BPV Wealth Preservation Fund

ASSETS:
Investments, at value	$92,274,039	$29,567,021
Cash	144	2,123,472
Cash pledged as collateral for written options	–	92,092
Receivable for shares sold	2,584	928
Receivable due from investment advisor	–	8,143
Dividends and interest receivable	139,864	79,084
Prepaid and other assets	26,519	25,757

Total Assets	92,443,150	31,896,497

LIABILITIES:
Options written, at value (premiums received $145,109 and $1,809,932)	32,500	2,026,550
Payable to investment advisor	5,241	–
Payable to administrator	12,491	3,757
Payable for transfer agent fees	9,928	6,681
Payable for distribution fees	157	10
Payable for audit and tax fees	14,200	14,200
Payable for custodian fees	2,009	1,250
Payable to trustees	2,345	1,635
Payable to chief compliance officer	2,699	2,698
Payable to principal financial officer	485	485
Other payables	11,956	3,572

Total Liabilities	94,011	2,060,838

Net Assets	$92,349,139	$29,835,659

NET ASSETS CONSIST OF:
Common Stock	$8,650	$2,876
Paid-in capital	89,239,753	29,306,985
Accumulated net investment income	–	20,078
Accumulated net realized loss on investments and written option contracts	(358,220)	(1,712,673)
Net unrealized appreciation on investments and written option contracts	3,458,956	2,218,393

Net Assets	$92,349,139	$29,835,659

Investments, at Cost	$88,927,692	$27,132,010

See Notes to Financial Statements.
Annual | March 31, 2013	11

BPV Family of Funds	Statements of Assets and Liabilities
March 31, 2013

	BPV Core Diversification Fund	BPV Wealth Preservation Fund

PRICING OF SHARES:
Institutional Shares:
Net Assets	$92,051,342	$29,807,580
Shares of common stock outstanding (unlimited number of shares authorized, par value of $0.001 per share)	8,622,060	2,872,895

Net assets value, offering and redemption price per share	$10.68	$10.38

Advisor Shares:
Net Assets	$297,797	$28,079
Shares of common stock outstanding (unlimited number of shares authorized, par value of $0.001 per share)	27,937	2,710

Net assets value, offering and redemption price per share	$10.66	$10.36

See Notes to Financial Statements.
12	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Statements of Operations
For the Year Ended March 31, 2013

	BPV Core Diversification Fund	BPV Wealth Preservation Fund

INVESTMENT INCOME:
Dividends	$1,145,847	$306,650

Total Investment Income	1,145,847	306,650

EXPENSES:
Investment advisor fees	498,876	139,416
Administration fees	138,438	38,826
Transfer agent fees	100,441	52,547
Distribution fees - Advisor Shares	195	20
Custodian fees	10,056	9,597
Legal fees	88,694	24,141
Audit and tax fees	17,000	17,000
Trustees’ fees and expenses	43,793	13,031
Registration fees	24,258	17,148
Report to shareholder and printing fees	17,373	2,815
Chief compliance officer fees	25,280	25,280
Principal financial officer fee	5,000	5,000
Offering costs	31,920	31,705
Insurance	28,536	8,446
Other	12,605	6,527

Total Expenses Before Waiver/Reimbursement	1,042,465	391,499

Less fees waived/reimbursed by:
Investment advisor	(369,362)	(203,622)
Administrator	(7,739)	(1,969)

Net Expenses	665,364	185,908

Net Investment Income	480,483	120,742

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on investments	(1,311,890)	(3,301)
Net realized gain/(loss) on written option contracts	994,695	(1,278,174)
Net change in unrealized appreciation on investments	2,600,007	1,711,755
Net change in unrealized appreciation/(depreciation) on written option contracts	112,609	(23,780)

Net Realized and Unrealized Gain on Investments and Written Options	2,395,421	406,500

Net Increase in Net Assets Resulting from Operations	$2,875,904	$527,242

See Notes to Financial Statements.
Annual | March 31, 2013	13

BPV Core Diversification Fund	Statements of Changes in Net Assets

	For the Year Ended March 31, 2013(a)	For the Period October 5, 2011 (Commencement of Operations) to March 31, 2012

OPERATIONS:
Net investment income	$480,483	$21,639
Net realized gain/(loss) on investments	(1,311,890)	8,733
Net realized gain on written option contracts	994,695	–
Net change in unrealized appreciation on investments and written option contracts	2,712,616	746,340

Net Increase in Net Assets Resulting from Operations	2,875,904	776,712

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Shares
From net investment income	(490,065)	(30,216)
From net realized gain on investments	(71,960)	(2,017)

Decrease in Net Assets from Distributions to Shareholders	(562,025)	(32,233)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Proceeds from sale of shares	57,967,694	35,414,768
Shares issued in reinvestment of distributions	555,924	32,294
Cost of shares redeemed, net of redemption fees	(4,750,878)	(296,956)
Advisor Shares
Proceeds from sale of shares	292,935	–

Net Increase from Capital Share Transactions	54,065,675	35,150,106

Net increase in net assets	56,379,554	35,894,585
NET ASSETS:
Beginning of period	35,969,585	75,000

End of Period*	$92,349,139	$35,969,585

*Includes accumulated net investment income of:	$–	$–

See Notes to Financial Statements.
14	855-784-2399 | www.bpvfunds.com

BPV Core Diversification Fund	Statements of Changes in Net Assets

	For the Year Ended March 31, 2013(a)	For the Period October 5, 2011 (Commencement of Operations) to March 31, 2012

OTHER INFORMATION SHARE TRANSACTIONS:
Institutional Shares
Beginning Shares	3,462,581	7,500
Shares sold	5,560,926	3,480,829
Shares issued in reinvestment of dividends	53,249	3,210
Shares redeemed	(454,696)	(28,958)

Net Increase in Shares Outstanding	8,622,060	3,462,581

Advisor Shares
Beginning Shares	–	–
Shares sold	27,937	–

Net Increase in Shares Outstanding	27,937	–

(a)	BPV Core Diversification Fund Advisor Shares commenced operations on January 2, 2013.

See Notes to Financial Statements.
Annual | March 31, 2013	15

BPV Wealth Preservation Fund	Statements of Changes in Net Assets

	For the Year Ended March 31, 2013(a)	For the Period October 5, 2011 (Commencement of Operations) to March 31, 2012

OPERATIONS:
Net investment income	$120,742	$31,965
Net realized loss on investments	(3,301)	–
Net realized loss on written option contracts	(1,278,174)	(431,198)
Net change in unrealized appreciation on investments and written option contracts	1,687,975	530,418

Net Increase in Net Assets Resulting from Operations	527,242	131,185

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Shares
From net investment income	(137,154)	(18,801)
From net realized gain on investments	–	–

Decrease in Net Assets from Distributions to Shareholders	(137,154)	(18,801)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Proceeds from sale of shares	21,943,576	9,162,297
Shares issued in reinvestment of distributions	131,752	18,801
Cost of shares redeemed, net of redemption fees	(1,872,176)	(104,073)
Advisor Shares
Proceeds from sale of shares	28,010	–

Net Increase from Capital Share Transactions	20,231,162	9,077,025

Net increase in net assets	20,621,250	9,189,409
NET ASSETS:
Beginning of period	9,214,409	25,000

End of Period*	$29,835,659	$9,214,409

*Includes accumulated net investment income of:	$20,078	$18,671

See Notes to Financial Statements.
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BPV Wealth Preservation Fund	Statements of Changes in Net Assets

	For the Year Ended March 31, 2013(a)	For the Period October 5, 2011 (Commencement of Operations) to March 31, 2012

OTHER INFORMATION SHARE TRANSACTIONS:
Institutional Shares
Beginning Shares	908,092	2,500
Shares sold	2,133,642	914,020
Shares issued in reinvestment of dividends	12,816	1,878
Shares redeemed	(181,655)	(10,306)

Net Increase in Shares Outstanding	2,872,895	908,092

Advisor Shares
Beginning Shares	–	–
Shares sold	2,710	–

Net Increase in Shares Outstanding	2,710	–

(a)	BPV Wealth Preservation Fund Advisor Shares commenced operations on January 2, 2013.

See Notes to Financial Statements.
Annual | March 31, 2013	17

BPV Core Diversification Fund	Financial Highlights
Institutional Shares	For a share outstanding throughout the periods presented

	For the Year Ended March 31, 2013	For the Period October 5, 2011 (Commencement of Operations) to March 31, 2012

NET ASSET VALUE- BEGINNING OF PERIOD	$10.39	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08	0.01
Net realized and unrealized gain on investments	0.28	0.40

Total income from investment operations	0.36	0.41

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.06)	(0.02)
From net realized gain	(0.01)	(0.00) (b)

Total distributions	(0.07)	(0.02)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 2)	0.00 (b)	0.00 (b)

Net increase in net asset value	0.29	0.39

NET ASSET VALUE - END OF PERIOD	$10.68	$10.39

TOTAL RETURN(c)	3.46%	4.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$92,051	$35,970
Ratios to average net assets:
Total expenses before fee waivers/reimbursements	1.57%	3.25% (d)
Net expenses after fee waivers/reimbursements	1.00%	1.00% (d)
Net investment income after fee waivers/reimbursements	0.72%	0.23% (d)
Portfolio turnover rate	56%	2% (e)

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)

Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
18	855-784-2399 | www.bpvfunds.com

BPV Core Diversification Fund	Financial Highlights
Advisor Shares	For a share outstanding throughout the period presented

	For the Period January 2, 2013 (Commencement of Operations) to March 31, 2013

NET ASSET VALUE- BEGINNING OF PERIOD	$10.39
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01
Net realized and unrealized gain on investments	0.26

Total income from investment operations	0.27

Net increase in net asset value	0.27

NET ASSET VALUE - END OF PERIOD	$10.66

TOTAL RETURN(b)	2.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$298
Ratios to average net assets:
Total expenses before fee waivers/reimbursements	2.29%	(c)
Net expenses after fee waivers/reimbursements	1.65%	(c)
Net investment income after fee waivers/reimbursements	0.53%	(c)
Portfolio turnover rate	56%	(d)

(a)	Calculated using the average shares method.
(b)

Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.
(d)	Portfolio turnover is calculated at the Fund level and represents the period April 1, 2012 to March 31, 2013.

See Notes to Financial Statements.
Annual | March 31, 2013	19

BPV Wealth Preservation Fund	Financial Highlights
Institutional Shares	For a share outstanding throughout the period presented

	For the Year Ended March 31, 2013	For the Period October 5, 2011 (Commencement of Operations) to March 31, 2012

NET ASSET VALUE- BEGINNING OF PERIOD	$ 10.15	$ 10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.06
Net realized and unrealized gain on investments	0.22	0.12

Total income from investment operations	0.29	0.18

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.06)	(0.03)

Total distributions	(0.06)	(0.03)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 2)	0.00 (b)	–

Net increase in net asset value	0.23	0.15

NET ASSET VALUE - END OF PERIOD	$ 10.38	$ 10.15

TOTAL RETURN(c)	2.86%	1.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$ 29,808	$ 9,214
Ratios to average net assets:
Total expenses before fee waivers/reimbursements	2.11%	5.42% (d)
Net expenses after fee waivers/reimbursements	1.00%	1.00% (d)
Net investment income after fee waivers/reimbursements	0.65%	1.26% (d)
Portfolio turnover rate	0%	0% (e)

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)

Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
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BPV Wealth Preservation Fund	Financial Highlights
Advisor Shares	For a share outstanding throughout the period presented

	For the Period January 2, 2013 (Commencement of Operations) to March 31, 2013

NET ASSET VALUE- BEGINNING OF PERIOD	$10.27
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02)
Net realized and unrealized gain on investments	0.11

Total income from investment operations	0.09

Net increase in net asset value	0.09

NET ASSET VALUE - END OF PERIOD	$10.36

TOTAL RETURN(b)	0.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$28
Ratios to average net assets:
Total expenses before fee waivers/reimbursements	2.65%	(c)
Net expenses after fee waivers/reimbursements	1.65%	(c)
Net investment loss after fee waivers/reimbursements	(0.72)%	(c)
Portfolio turnover rate	0%	(d)

(a)	Calculated using the average shares method.
(b)

Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.
(d)	Portfolio turnover is calculated at the Fund level and represents the period April 1, 2012 to March 31, 2013.

See Notes to Financial Statements.
Annual | March 31, 2013	21

BPV Family of Funds	Notes to Financial Statements
March 31, 2013

1. ORGANIZATION

The BPV Family of Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on July 19, 2011 as a Delaware statutory trust. The Trust currently offers Institutional Shares and Advisor Shares of the BPV Core Diversification Fund and the BPV Wealth Preservation Fund (each a “Fund” and collectively, the “Funds”). The BPV Core Diversification Fund is a diversified portfolio with an investment objective to seek long term capital appreciation and the BPV Wealth Preservation Fund is a diversified portfolio with an investment objective to simultaneously seek capital preservation while generating long-term capital appreciation.

The Funds did not have any operations before October 5, 2011, other than those relating to the sale and issuance of 10,000 Institutional Shares, in the amount of 7,500 and 2,500 shares for BPV Core Diversification Fund and the BPV Wealth Preservation Fund, respectively, to BPV Wealth Management, LLC. The Advisor Shares’ inception date was December 31, 2012 and operations commenced on January 2, 2013.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Trust permits the Board of Trustees (“Trustees”) to create additional funds and share classes.

BPV Capital Management, LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser for each Fund. The Adviser is controlled by Northshore Management Company, LLC (“Northshore”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Valuation — Equity securities including common stocks and exchange traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the mean between the bid and ask price. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share. Short-term securities maturing within 60 days are valued at amortized cost, which approximates fair value. Exchange listed options are valued using the mean of the bid and ask price. If no quotations are available, the options will be fair valued as determined in good faith by or under the direction of the Trustees. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from an independent pricing service, one or more dealers that make markets in such securities, or at fair value. Other assets and securities for which no quotations are readily available are valued at fair value.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a high cost basis.

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BPV Family of Funds	Notes to Financial Statements
March 31, 2013

Investment Income — Interest income is accrued and recorded on a daily basis including amortization of premiums, accretion of discounts and income earned from money market funds. Interest is not accrued on securities that are in default. Dividend income is recorded on the ex-dividend date.

Exchange-Traded Funds (“ETFs”) —The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2	—

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	—

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to

Annual | March 31, 2013	23

BPV Family of Funds	Notes to Financial Statements
March 31, 2013

the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the year ended March 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ investments as of March 31, 2013:

BPV Core Diversification Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$88,221,727	$–	$–	$88,221,727
Purchased Options	585,725	–	–	585,725
Short Term Investments	3,466,587	–	–	3,466,587

Total	$92,274,039	$–	$–	$92,274,039

Other Financial Instruments

Liabilities
Written Options	$(32,500)	$–	$–	$(32,500)

Total	$(32,500)	$–	$–	$(32,500)

BPV Wealth Preservation Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$17,846,700	$–	$–	$17,846,700
Short Term Investments	11,720,321	–	–	11,720,321

Total	$29,567,021	$–	$–	$29,567,021

Other Financial Instruments

Liabilities
Written Options	$(2,026,550)	$–	$–	$(2,026,550)

Total	$(2,026,550)	$–	$–	$(2,026,550)

*	See Portfolio of Investments for industry classifications.

There were no transfers between Levels 1 and 2 during the year ended March 31, 2013.

For the year ended March 31, 2013, the Funds did not have any unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

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BPV Family of Funds	Notes to Financial Statements
March 31, 2013

Derivative Financial Instruments — The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors — In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives —The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. All option contracts held during the year ended March 31, 2013 are exchange traded.

Option Writing/Purchasing —The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the

Annual | March 31, 2013	25

BPV Family of Funds	Notes to Financial Statements
March 31, 2013

terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

A summary of call and put option contracts written in the Funds for the year ended March 31, 2013 is as follows:

BPV Core Diversification Fund	Calls		Puts

Written Options:	Number of Contracts	Contract Premiums	Number of Contracts	Contract Premiums

Options outstanding as of 3/31/12	–	$–	–	$–
Options Written	3,690	529,745	5,850	676,307
Options Expired	(640)	(39,352)	(4,000)	(500,283)
Options Closed	(2,400)	(416,894)	(1,200)	(104,414)

Options outstanding as of 3/31/13	650	$73,499	650	$71,610

BPV Wealth Preservation Fund	Calls		Puts
Written Options:	Number of Contracts	Contract Premiums	Number of Contracts	Contract Premiums

Options outstanding as of 3/31/12	600	$1,237,452	–	$–
Options Written	3,815	6,269,790	445	26,037
Options Expired	–	–	(240)	(13,280)
Options Closed	(3,275)	(5,697,310)	(205)	(12,757)

Options outstanding as of 3/31/13	1,140	$1,809,932	–	$–

The effect of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2013:

	Asset Derivatives

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

BPV Core Diversification Fund
Equity Contracts (Purchased Options/ Written Options)	Investments, at value	$585,725	Options written, at value	$32,500

		$585,725		$32,500

BPV Wealth Preservation Fund
Equity Contracts (Purchased Options/ Written Options)	Investments, at value	$–	Options written, at value	$2,026,550

		$–		$2,026,550

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BPV Family of Funds	Notes to Financial Statements
March 31, 2013

The effect of derivatives instruments on the Statement of Operations for the year ended March 31, 2013:

Risk Exposure	Location of Gain/(Loss) on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income

BPV Core Diversification Fund
Equity Contracts (Purchased Options)	Net realized loss on investments/Net change in unrealized appreciation on investments	$(1,247,217)	$(391,805)
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation/(depreciation) on written option contracts	994,695	112,609

Total		$(252,522)	$(279,196)

BPV Wealth Preservation Fund
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/Net change in unrealized appreciation on investments	$(3,301)	$–
Equity Contracts (Written Options)	Net realized loss on written option contracts/Net change in unrealized appreciation/(depreciation) on written option contracts	(1,278,174)	(23,780)

Total		$(1,281,475)	$(23,780)

Volume of Derivative Instruments for the Funds during the year ended March 31, 2013:

Derivative Type	Unit of Measurement	Average

BPV Core Diversification Fund
Purchased Option Contracts	Contracts	1,665
Written Option Contracts	Contracts	(1,648)

BPV Wealth Preservation Fund
Purchased Option Contracts	Contracts	12
Written Option Contracts	Contracts	(928)

Offering Costs — Offering costs, including costs of printing initial prospectuses, legal and registration fees, are being amortized over twelve months from the inception date of the Funds. As of March 31, 2013 offering costs are fully amortized for both funds.

Expenses — The Funds bear expenses incurred specifically on each Funds respective behalf as well as a portion of general Trust expenses, which may be allocated on the basis of relative net assets or the nature of the services performed relative to applicability to each Fund. Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. All of

Annual | March 31, 2013	27

BPV Family of Funds	Notes to Financial Statements
March 31, 2013

the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) plan for the Advisor class of the Funds are charged to the operations of such class.

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Fees on Redemptions — The Funds will deduct a 1.00% redemption proceeds fee on Fund shares held 60 days or less. The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Funds to defray the costs of liquidating an investor and discouraging short term trading of the Funds’ shares. No redemption fee will be imposed on redemptions initiated by the Funds. During the year ended March 31, 2013, the BPV Core Diversification Fund had redemption fees of $540, and the BPV Wealth Preservation Fund had redemption fees of $230.

Income Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute all of its taxable income and net capital gains, if any, to its shareholders each year. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory

Pursuant to the Investment Advisory Agreement with each Fund (“Advisory Agreement”), the Adviser is entitled to an investment advisory fee, computed daily and payable monthly of 0.75% of the average daily net assets for each Fund.

The Trust and the Adviser have entered into investment sub-advisory agreements with respect to each Fund with Quintium Advisors LLC (the “Sub-Adviser”). The Sub-Adviser is owned 50% by Northshore. Pursuant to these agreements, the Adviser pays the Sub-Adviser a monthly fee that varies depending on the amount of assets under the Sub-Adviser’s management. If the cumulative net asset value of the Funds is less than $150,000,000, the Sub-Adviser receives a monthly fee equal to the greater of (i) $5,000, or (ii) 25% of the collective fees received by the Adviser from the Funds (net of any fee waivers or reimbursements by the Adviser under the Fund’s expense limitation agreements, if any) (the “Net Advisory Fee”). If the cumulative net asset value of the Funds is $150,000,000 or greater, the Sub-Adviser receives a monthly fee from the Adviser equal to 40% of the Net Advisory Fee.

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BPV Family of Funds	Notes to Financial Statements
March 31, 2013

The Adviser has contractually agreed to waive fees or reimburse expenses with respect to each of the Funds so that the Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) of the Funds will not exceed 1.00% of average daily net assets of each Fund. Any waiver or reimbursement under the Expense Limitation Agreement is subject to repayment by each Fund within the first, second, and third twelve month periods following the twelve month period in which any such reimbursement or waiver occurs, if each Fund is able to make the payment without exceeding the 1.00% expense limitation.

During the year ended March 31, 2013, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/Reimbursed by Adviser

BPV Core Diversification Fund	$369,362
BPV Wealth Preservation Fund	$203,622

As of March 31, 2013, the balances of recoupable expenses for each Fund were as follows:

Fund	2015	2016	Total

BPV Core Diversification Fund	$177,165	$369,362	$546,527
BPV Wealth Preservation Fund	$102,530	$203,622	$306,152

Fund Accounting Fees and Expenses

ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) provides administrative, fund accounting and other services to the Funds for a monthly administration fee based on each Fund’s average daily net assets at the following annual rates.

ALPS will be paid fees under the Administration, Bookkeeping and Pricing Services Agreement (the “Administration Agreement”) accrued on a daily basis, and paid on a monthly basis following the end of the month, based on the greater of (a) an annual total fee of $170,000 from the first to the last, or projected last, day of the then current year of service under the Administration Agreement; or (b) the following basis point fee schedule:

Average Total Net Assets	Basis Points (annualized)

Between $0-$500M	5.0

$500M-$1B	2.5

Above $1B	1.5

ALPS agreed to waive a portion of its fee for the Trust for the first three fiscal quarters as follows:

Quarter Ended	Fee Reduction

December 31, 2011	$25,000

March 31, 2012	$15,000

June 30, 2012	$10,000

Annual | March 31, 2013	29

BPV Family of Funds	Notes to Financial Statements
March 31, 2013

The Administration Agreement was amended effective December 31, 2012, the minimum annual total fee referred to above increased from $170,000 to $189,500 due to the addition of the Advisor Shares. The Administrator is also reimbursed by the Funds for certain out of pocket expenses.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”).

Compliance Services

ALPS provides Chief Compliance Officer services to the Funds. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Chief Compliance Officer Services Agreement.

Principal Financial Officer

ALPS receives an annual fee of $10,000 from the Trust for providing Principal Financial Officer (“PFO”) services to the Funds. ALPS is compensated under the PFO Services Agreement.

Distributor

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc (“the Distributor”) to provide distribution services to the Funds. The Distributor serves as underwriter/distributor of shares of the Funds.

Distribution Plan

The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act. The Distribution Plan provides that the Funds may compensate or reimburse the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares. Sales charges may be paid to broker-dealers, banks and any other financial intermediary eligible to receive such fees for sales of Advisor Shares of the Funds and for services provided to shareholders.

The Funds charge 12b-1 fees for Advisor Shares. Pursuant to the Distribution Plan, a Fund may annually pay the Distributor up to 0.65% of the average daily net assets of the Funds’ Advisor Shares. The expenses of the Distribution Plan are reflected in the Statement of Operations.

Officer and Trustee Compensation

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $6,000 each year plus $1,500 per Fund per meeting attended in person and $500 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

Certain Trustees and Officers of the Trust are also officers of the Adviser, the Distributor or the Administrator.

30	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Notes to Financial Statements
March 31, 2013

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the year ended March 31, 2013. Purchases and proceeds from sales of U.S. Government obligations are included in the totals of Purchases of Securities and Proceeds from Sales of Securities below and also broken out separately for your convenience:

Fund	Purchases of Securities	Proceeds from Sales of Securities

BPV Core Diversification Fund	$88,622,763	$33,188,108
BPV Wealth Preservation Fund	7,691,745	–

There were no purchases of long-term U.S. Government Obligations for either Fund during the year ended March 31, 2013.

5. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

For the year ended March 31, 2013, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

Fund	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain on Investments

BPV Core Diversification Fund	$(30,957)	$9,582	$21,375
BPV Wealth Preservation Fund	(17,819)	17,819	–

The tax character of distributions paid during the year ended March 31, 2013, were as follows:

	Distributions From

Fund	Return of Capital	Ordinary Income	Long-Term Capital Gains

BPV Core Diversification Fund	$–	$550,563	$11,462
BPV Wealth Preservation Fund	$–	$137,154	$–

The tax character of distributions paid during the period ended March 31, 2012, were as follows:

	Distributions From

Fund	Return of Capital	Ordinary Income	Long-Term Capital Gains

BPV Core Diversification Fund	$–	$32,233	$–
BPV Wealth Preservation Fund	$–	$18,801	$–

Annual | March 31, 2013	31

BPV Family of Funds	Notes to Financial Statements
March 31, 2013

As of March 31, 2013, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	BPV Core	BPV Wealth
	Diversification Fund	Preservation Fund

Gross appreciation (excess of value over tax cost)	$4,841,002	$146,774
Gross depreciation (excess of tax cost over value)	(1,541,798)	–
Net appreciation/(depreciation) of foreign currency and derivatives	112,609	(216,618)

Net unrealized appreciation/(depreciation)	3,411,813	(69,844)

Cost of Investments for income tax purposes	$88,974,835	$29,420,247

As of March 31, 2013, the components of distributable earnings were as follows:

	BPV Core
	Diversification	BPV Wealth
	Fund	Preservation Fund

Undistributed ordinary income	$–	$742,416
Accumulated capital gain	115,264	–
Net unrealized appreciation/(depreciation)	3,411,813	(69,844)
Other cumulative effect of timing differences	(426,341)	(146,774)

Total Distributable Earnings	$3,100,736	$525,798

The difference between book basis and tax basis net unrealized appreciation for the BPV Core Diversification Fund is attributable to the investments in partnerships, wash sales, and grantor trusts (SPDR Gold Trust). The difference between book basis and tax basis net unrealized appreciation for the BPV Wealth Preservation Fund is attributable to the recognition of constructive gain. Pursuant to federal income tax regulations applicable to investment companies, recognition of capital losses on certain transactions is deferred until the subsequent tax year. The BPV Core Diversification Fund elected to defer to the year ending March 31, 2014, capital losses recognized during the period from November 1, 2012 to March 31, 2013 in the amount of $210,807.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect risk of loss to be remote.

32	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Notes to Financial Statements
March 31, 2013

7. NEW ACCOUNTING PRONOUCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under U.S GAAP and International Financial Reporting Standards.

In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of these ASUs will not have a material impact on its financial statements.

Annual | March 31, 2013	33

BPV Family of Funds	Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of BPV Family of Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of BPV Family of Funds (the “Funds”) comprising the BPV Core Diversification Fund and BPV Wealth Preservation Fund as of March 31, 2013, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period October 5, 2011 (commencement of operations) to March 31, 2012. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting the BPV Family of Funds as of March 31, 2013, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the year then ended and for the period October 5, 2011 (commencement of operations) to March 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

May 24, 2013

34	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Additional Information
March 31, 2013 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 855-784-2399, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30th is available without charge upon request by calling toll-free 855-784-2399, or on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 855-784-2399. Furthermore, you may obtain a copy of the filing on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. TAX INFORMATION

The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2012:

	BPV Core Diversification Fund	BPV Wealth Preservation Fund

Dividends Received Deduction	72.23%	86.84%

Qualified Dividend Income	67.05%	86.84%

The amount of long-term capital gains paid by the BPV Core Diversification Fund for the year ended March 31, 2013 was $11,462.

In early 2013, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2012 via Form 1099. The Funds will notify shareholders in early 2014 of amounts paid to them by the Funds, if any, during the calendar year 2013.

4. INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the Funds and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Funds is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as his resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Funds includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at 855-784-2399. The address of each Trustee and officer, unless otherwise indicated below, is 1290 Broadway Suite 1100, Denver, CO 80203. Each Independent Trustee received aggregate compensation of $17,000 during the year ended March 31, 2013 from the Funds for his or her services to the Funds and Trust. The Interested Trustee and Officers did not receive compensation from the Funds for their services to the Funds and Trust.

Annual | March 31, 2013	35

BPV Family of Funds	Additional Information
March 31, 2013 (Unaudited)

NON-INTERESTED TRUSTEES:

Name, Address and Year of Birth	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Registered Investment Companies in Fund Complex Overseen	Other Directorships Held by the Trustee During the Past Five Years**

Ann O’Connell Year of Birth: 1953	Trustee	Since Inception	Actuary and Principal, Global Human Resources Services Leadership Team, PriceWaterhouseCoopers LLP (2002-2011).	Two	None

Joseph M. O’Donnell Year of Birth: 1946	Trustee	Since Inception	President and CEO, Inmar Inc., a logistics and supply chain software and services company (2008-2009); Chairman and CEO, Artesyn Technologies, Inc., a designer and manufacturer of electronic subsystems (1994-2006).	Two	Comverge, Inc.; Comverse, Inc.; ModusLink Global Solutions

Jan R. Williams Year of Birth: 1941	Trustee	Since Inception	Dean and Professor Emeritus, College of Business Administration, University of Tennessee (2001-2013).	Two	None

36	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Additional Information
March 31, 2013 (Unaudited)

INTERESTED TRUSTEE:***

Name, Address and Year of Birth	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Registered Investment Companies in Fund Complex Overseen	Other Directorships Held by the Trustee During the Past Five Years**

Reed Keller Year of Birth: 1948	Trustee, President and Secretary	Since Inception	Managing Director for the Adviser (2011 – present), Operating Executive for portfolio companies of private equity firm Welsh, Carson Anderson & Stowe (2002-2010).	Two	None

OFFICERS:

Name, Address and Year of Birth	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Registered Investment Companies in Fund Complex Overseen	Other Directorships Held by the Trustee During the Past Five Years**

Melanie Zimdars Year of Birth: 1976	Chief Compliance Officer	Since Inception	Deputy Chief Compliance Officer with ALPS (Since 2009). Previously, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008. From November 2006 to February 2007, she served as Assistant Treasurer for the Wasatch Funds and served as a Senior Compliance Officer for Wasatch Advisors, Inc. since 2005.	N/A	N/A

Annual | March 31, 2013	37

BPV Family of Funds	Additional Information
March 31, 2013 (Unaudited)

OFFICERS (continued):

Name, Address and Year of Birth	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Registered Investment Companies in Fund Complex Overseen	Other Directorships Held by the Trustee During the Past Five Years**

Kim Storms Year of Birth: 1972	Treasurer	Since Inception	Director of Fund Administration and Senior Vice President of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller.	N/A	N/A

*

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust.

**

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.

***	The Interested Trustee is an Interested Trustee because he is an employee of the Adviser.

38	855-784-2399 | www.bpvfunds.com

Item 2. Code of Ethics.

As of the end of the period covered by this report, BPV Family of Funds (the “registrant”) has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. During the period covered by this report, there were no material changes made to provisions of the registrant’s code of ethics, nor were there any waivers granted from a provision of its code of ethics. A copy of the registrant’s code of ethics is filed with this N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” serving on its audit committee, Jan Williams. Mr. Williams is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

For the registrant’s fiscal years ended March 31, 2012 and March 31, 2013, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $26,000 and $26,000, respectively.

Audit-Related Fees

(b)

For the registrant’s fiscal years ended March 31, 2012 and March 31, 2013, no fees were billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

Tax Fees

(c)

For the registrant’s fiscal years ended March 31, 2012 and March 31, 2013, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $7,700 and $7,700, respectively.

All Other Fees

(d)

For the registrant’s fiscal years ended March 31, 2012 and March 31, 2013, the aggregate fees billed for products and services provided by the principal accountant on behalf of the Funds, other than the services reported in paragraphs (a) through (c) of this Item, were None.

(e)(1)

The registrant’s Audit Committee charter requires that the Audit Committee to pre-approve any engagement of the outside auditors, including fees and compensation to be paid to the outside auditors, to provide any audit and any non-audit services to the registrant and any non-audit services to the registrant’s investment advisor and to any entity controlling, controlled by or under common control with the investment advisor

2

that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, as provided in Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee Chair shall have the authority to grant pre-approval and may delegate this authority to one or more Audit Committee members who are independent Trustees as defined in Section 10A(i) of the Securities and Exchange Act of 1934, as amended. All such delegated pre-approvals shall be reported to the Audit Committee no later than the next Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	Not applicable
(c)	100%
(d)	Not applicable

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended March 31, 2012 and March 31, 2013 were $5,000 and $0, respectively.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Stockholders filed under Item 1 of Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated

            Purchases.

Not applicable.

3

Item 10. Submission of Matters to Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act (17 CFR 30a-2(b) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BPV FAMILY OF FUNDS

By:	/s/ Reed Keller
Reed Keller
President & Trustee

Date:	June 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Reed Keller
Reed Keller
President & Trustee

Date:	June 7, 2013

By:	/s/ Kim Storms
Kim Storms
Treasurer

Date:	June 7, 2013

5